Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

13	Share-based compensation

	Year Ended December 31,
	2023	2024	2025	2025
	S$’000	S$’000	S$’000	US$’000

Share-based compensation	6,959	10,347	11,099	8,631

(a)	Share-based compensation to employees

In August 2023, the Company have established an employee share option scheme (the “Scheme”) pursuant to which the right to subscribe for Class A Ordinary Shares may be granted to employees of the Company, its subsidiaries and affiliates who meet the eligibility criteria in accordance with the rules of the Scheme. The Scheme will subsist from September 14, 2023 till the date of the listing of the Company on a securities exchange or till the date on which the Scheme is terminated by the board of directors of the Company, whichever is earlier.

In September 2023, the Company issued 1,131,715 Class A Ordinary Shares issued to certain employees of the Company pursuant to the Scheme.

The fair value of the Class A Ordinary Shares issued to employees was measured using the Black-Scholes method. A summary of the measurement of the fair values and inputs at grant date is as follows:

2023

Fair value at grant date (weighted average)	0.81 - 1.18
Exercise price at grant date (weighted average)	0.0002
Expected volatility (weighted average)	1.74%
Expected terms (days) (weighted average)	4
Expected dividend (weighted average)	0%
Risk-free interest rate (weighted average)	5.51%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the period of time from the grant date to the exercise date or the forfeiture date. The lock-up period of the Class A Ordinary Shares issued to the employees are subject for a period varying between 12 months to 36 months.

In March 2025, the Company issued 3,000,000 Class B Ordinary Shares of the Company, to Mr. Terence Zou, the Chairman of the Board of Directors and Chief Executive Officer (“CEO”) of the Company, to recognize his significant contribution to the Company’s business operations for the financial year 2024. The fair value of the Class B Ordinary Shares issued to Mr. Terence Zou was measured based on the closing market share price of US$0.3200 per share.

In October 2025 and December 2025, the Company granted Class B Ordinary Shares to CEO as part of a share-based compensation arrangement to incentivize performance and align management’s interests with shareholders.

The arrangement consists of:

Immediate awards: 2,000,000 Class B Ordinary Shares granted in October 2025 in recognition of his significant contribution to the successful completion of the recent US$1.6 million Registered Direct Offering, a key step in reinforcing the Company’s capital base and positioning Ryde for its next phase of growth.

Performance-based awards: Up to 30,000,000 Class B Ordinary Shares granted on October 2, 2025, subject to achievement of specified performance conditions, primarily linked to: fundraising milestones ranging from US$5 million to US$40 million, and revenue growth targets. Shares are issued upon achievement of each performance milestone. There are no service conditions beyond the achievement of the specified performance conditions.

Grant date and valuation

The Company determined that October 2, 2025 represents the grant date for the performance-based awards, as the Compensation Committee approved the key terms and established a contingent obligation to issue shares upon achievement of the specified performance conditions.

The fair value of the equity awards was measured based on the closing market price of the Company’s shares on the respective grant dates, consistent with ASC 718.

Grant	Shares	Grant date	Share price		Fair value
March 2025 issuance	3,000,000	Mar 13, 2025	US$	0.32	US$	960,000
October 2025 issuance	2,000,000	Oct 2, 2025	US$	0.38	US$	760,000
December 2025 issuance	5,500,000	Oct 2, 2025	US$	0.38	US$	2,090,000
Performance-based awards (accrued portion)	10,500,000	Oct 2, 2025	US$	0.38	US$	3,990,000

Unrecognized compensation cost

As of December 31, 2025, 14,000,000 Class B Ordinary Shares remain subject to future fundraising milestones. The Company determined that achievement of these milestones was not yet probable, as:

○	fundraising activities had not yet been initiated,
○	future fundraising outcomes remain dependent on market conditions and investor participation, and
○	no binding commitments had been secured.

Accordingly, no compensation expense has been recognized for these awards as of December 31, 2025.

During the year ended December 31, 2023, 2024, and 2025, the Company recognized share-based compensation to employees of S$1,489,000, nil, and S$10,184,000 (US$7,919,000) respectively, in the consolidated statements of operations and comprehensive loss.

(b)	Share-based compensation to non-employees

In June 2024, the Company issued 1,500,000 Class A Ordinary Shares of the Company to certain consultants. The consulting services provided by the Consultants to the Company pursuant to the Consulting Agreements include: review and provide advice on the Company’s strategic plans; meet with focus groups and interested parties to discuss the Company’s strategic plans; provide advice on how best to position the Company and its subsidiaries in the future; propose potential acquisition targets for the Company and its subsidiaries; and assist in dealing with the corporate matters entrusted to the Consultants by the Company and its subsidiaries. The fair value of the Class A Ordinary Shares issued to consultants was measured based on the closing market share price of US$4.84 per share.

In September 2024, the Company issued 107,555 Class A Ordinary Shares of the Company to Maxim Group, LLC (“Maxim”) upon its cashless exercise of representative’s warrants that were issued to Maxim in connection with the Company’s IPO. The exercise price per Class A Ordinary Share under was US$4.40, which is 110% of the offering price per Class A Ordinary Share in the IPO.

In October and November 2025, the Company issued 1,350,000 Class A Ordinary Shares to certain consultants of the Company in consideration for consulting services provided to the Company. The fair value of the Class A Ordinary Shares issued to consultants was measured based on the closing market share price of US$0.5599, US$0.4609, US$0.5251 per share respectively.

During the year ended December 31, 2023, 2024, and 2025, the Company recognized share-based compensation to non-employees of S$5,470,000, S$10,347,000, and S$915,000 (US$712,000) respectively, in the consolidated statements of operations and comprehensive loss.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS